Long-term Debt and Lease Obligations - Narrative (Details)			12 Months Ended
	Aug. 04, 2015 USD ($)	Aug. 22, 2014 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Aug. 31, 2014 USD ($)	May 13, 2013 USD ($)
Debt Instrument [Line Items]
Aggregate limit for transactions per debt covenants			$ 25,000,000.0
Interest accrues under the capital leases			9.37%
Line of credit [Member] | PNC Bank, National Association (PNC) [Member]
Debt Instrument [Line Items]
Percentage of equity interest securing obligations of borrowers		65.00%
Line of Credit Facility, Maximum Borrowing Capacity		$ 175,000,000
Senior secured second-priority notes [Member]
Debt Instrument [Line Items]
Principal amount of debt						$ 175,000,000
Stated rate on debt						8.125%
Uncommitted Term Facility [Member] | Line of credit [Member] | PNC Bank, National Association (PNC) [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		50,000,000
Revolving line of credit [Member] | Line of credit [Member] | PNC Bank, National Association (PNC) [Member]
Debt Instrument [Line Items]
Current borrowing capacity	$ 40,000,000	80,000,000		$ 40,000,000	$ 80,000,000
Line of Credit Facility, Maximum Borrowing Capacity		125,000,000
Line of Credit Facility, Potential Increase To Borrowing Capacity		$ 45,000,000
Limit for multi-client liquidation component	15,000,000.0
Excess availability required to pay cash dividends or repurchase common stock			$ 20,000,000.0
Threshold for borrowing base formula			20,000,000.0
Threshold for borrowers' level of liquidity			$ 20,000,000.0
Number of days covenants must be in place			90 days
Excess availability required to pay cash dividends or repurchase common stock, required for ninety days			$ 20,000,000.0
Threshold for borrowing base formula, required for ninety days			20,000,000.0
Threshold for borrowers' level of liquidity, required for ninety days			20,000,000.0
Maximum cash dividends and stock repurchases permitted each fiscal year			10,000,000.0
Maximum cash dividends and stock repurchases permitted in aggregate			$ 40,000,000.0
Required liquidity to be maintained five consecutive business days	5,000,000
Required liquidity to be maintained any business day	$ 4,000,000
Minimum [Member] | Line of credit [Member] | PNC Bank, National Association (PNC) [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio	1.1